16. WARRANTS (Details 1) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Mar. 31, 2017
Number of shares	1,250,000		1,250,000
Exercise Price				$ 0.03
Fair value	$ 103,740	$ 0
Fair Value as of September 30, 2017	2,774,583
Fair Value as of December 31, 2016	$ 6,393,936
Warrant G
Number of shares	750,000		750,000
Exercise Price	$ 9.22		$ 10.00
Original Exercise Price	$ 10.00
Fair value			$ 3,300,671
Fair Value as of September 30, 2017	$ 1,043,761
Fair Value as of December 31, 2016	$ 3,300,671
Expiration date	Jan. 31, 2018		Jan. 31, 2018
Warrant H
Number of shares	250,000		250,000
Exercise Price	$ 9.22		$ 12.00
Original Exercise Price	$ 12.00
Fair value			$ 1,524,805
Fair Value as of September 30, 2017	$ 715,215
Fair Value as of December 31, 2016	$ 1,524,805
Expiration date	Jan. 31, 2019		Jan. 31, 2019
Warrant I
Number of shares	250,000		250,000
Exercise Price	$ 9.22		$ 14.00
Original Exercise Price	$ 14.00
Fair value			$ 1,568,460
Fair Value as of September 30, 2017	$ 1,015,607
Fair Value as of December 31, 2016	$ 1,568,460
Expiration date	Jan. 31, 2020		Jan. 31, 2020
November
Number of shares			2,500,000
Fair value			$ 6,393,936
December
Number of shares			2,340,000